SHARE-BASED PAYMENTS - Fair value of share awards (Details) - Options - USD ($) $ / shares in Units, $ in Thousands							12 Months Ended
	Oct. 01, 2022	Jul. 01, 2022	Apr. 01, 2022	Jan. 01, 2022	Nov. 01, 2021	Aug. 01, 2021	Dec. 31, 2022
SHARE-BASED PAYMENTS
Expected volatility (%)	121.00%	120.00%	123.00%	128.00%	130.23%	130.19%
Risk-free interest rate (%)	3.886%	2.893%	2.415%	1.618%	1.57%	1.24%
Exercise multiple	$ 2.2	$ 2.2	$ 2.2		$ 2.2
Expected dividend							$ 0
Minimum
SHARE-BASED PAYMENTS
Exercise multiple				$ 2.2		$ 2.2
Maximum
SHARE-BASED PAYMENTS
Exercise multiple				$ 2.8		$ 2.8